CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)		Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash flows from/(used in) operating activities:
Profit for the year	₨ 9,806	$ 151	[1]	₨ 12,039	₨ 20,013
Adjustments for:
Income tax expense	4,535	70		2,614	7,127
Dividend and profit on sale of investments	(2,270)	(35)		(956)	(852)
Depreciation and amortization	11,710	180		11,277	10,250
Impairment loss on property, plant and equipment and other intangible assets	53	1		445	288
Inventory write-downs	2,946	45		3,085	2,746
Allowance for doubtful trade and other receivables	155	2		138	137
Loss/(profit) on sale of property, plant and equipment and other intangible assets, net	55	1		80	112
Allowance for sales returns	2,702	41		3,177	3,272
Share of profit of equity accounted investees	(344)	(5)		(349)	(229)
Exchange (gain)/loss, net	(325)	(5)		568	1,066
Exchange loss related to Venezuela operations	29	0		41	4,621
Interest (income)/expense, net	248	4		76	(573)
Equity settled share-based payment expense	454	7		350	442
Changes in operating assets and liabilities:
Trade and other receivables	(2,097)	(32)		3,037	833
Inventories	(3,233)	(50)		(6,325)	(2,522)
Trade and other payables	2,501	38		1,886	746
Other assets and other liabilities	(6,135)	(94)		(3,900)	784
Cash generated from operations	20,790	319		27,283	48,261
Income tax paid	(2,761)	(42)		(5,770)	(7,014)
Net cash from operating activities	18,029	277		21,513	41,247
Cash flows from/(used in) investing activities:
Expenditures on property, plant and equipment	(9,291)	(143)		(12,278)	(12,017)
Proceeds from sale of property, plant and equipment	139	2		44	84
Expenditures on other intangible assets	(1,752)	(27)		(28,706)	(2,858)
Investment in equity accounted investees	0	0		(86)	0
Purchase of other investments	(68,429)	(1,051)		(49,651)	(68,249)
Proceeds from sale of other investments	64,038	984		71,595	69,270
Cash paid for acquisition of business, net of cash acquired	0	0		(17)	(7,936)
Interest and dividend received	412	6		628	1,283
Net cash used in investing activities	(14,883)	(229)		(18,471)	(20,423)
Cash flows from/(used in) financing activities:
Proceeds from issuance of equity shares	1	0		1	1
Buyback of equity shares	0	0		(15,694)	0
Proceeds from/(repayment of) short term borrowings, net	(18,025)	(277)		21,536	(273)
Proceeds from/(repayment of) long term borrowings, net	18,907	290		(5,220)	(11,706)
Dividend paid (including corporate dividend tax)	(3,992)	(61)		(3,390)	(4,106)
Interest paid	(1,331)	(20)		(925)	(917)
Net cash used in financing activities	(4,440)	(68)		(3,692)	(17,001)
Net increase/(decrease) in cash and cash equivalents	(1,294)	(20)		(650)	3,823
Effect of exchange rate changes on cash and cash equivalents	57	1		(492)	(4,296)
Cash and cash equivalents at the beginning of the year	3,779	58		4,921	5,394
Cash and cash equivalents at the end of the year	2,542	39		3,779	4,921
Supplemental schedule of non-cash investing and financing activities:
Investment in shares of Curis, Inc.	0	0		1,247	0
Acquisition of select products portfolio of UCB	0	0		0	64
Property, plant and equipment and intangibles purchased on credit during the year, including contingent consideration on purchase of intangibles	662	10		301	1,064
Property, plant and equipment purchased under capital lease	₨ 0	$ 0		₨ 3	₨ 0

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))